Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Line Items]
Corporate tax rate	28.00%	30.00%	30.00%
Coporate inhabitant tax rate	20.70%	20.70%	20.70%
Enterprise tax rate	7.50%	7.50%	7.50%
Statutory income tax rate	38.00%	40.90%	40.90%
Net change in the total valuation allowance	¥ 843	¥ 1,945	¥ 10,996
Operating loss carryforwards	¥ 46,654
April 1, 2012 to March 31, 2015 [Member]
Income Taxes [Line Items]
Aggregate statutory income tax rate	38.00%	38.00%
April 1, 2015 and thereafter [Member]
Income Taxes [Line Items]
Aggregate statutory income tax rate	35.60%	35.60%